INCOME TAXES - Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	(0.28%)	(0.00%)	(0.00%)
Reversal of deferred tax liabilities*	(0.0975)	0.0000	0.0000
Non-deductible expense	0.81%	2.54%	6.66%
Disposal of subsidiaries	(0.25%)	0.00%	0.00%
Research and Development expense super deduction	(0.81%)	(0.62%)	(2.97%)
Effect of tax holiday	(4.74%)	(2.12%)	(18.86%)
Different tax rate of entities operating in other jurisdiction	0.28%	4.86%	(0.07%)
Valuation allowance	11.09%	0.61%	0.32%
Change in tax rate	0.00%	0.00%	(3.13%)
True up	(0.17%)	0.05%	(0.40%)
Effective tax rate	21.18%	30.32%	6.55%